NEW YORK LIFE INVESTMENTS ETF TRUST

NEW YORK LIFE INVESTMENTS ACTIVE ETF TRUST

(the “Trusts,” and each series of the Trusts, a “Fund” and
collectively, the “Funds”)

Supplement dated May 1, 2026, to each Fund’s Summary Prospectus,

Prospectus and Statement of Additional Information (“SAI”), as
supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus and SAI.

The Board of Trustees of the Trusts approved the following changes that will take effect on or about August 28, 2026.

1.	The name of the New York Life Investments ETF Trust will change to NYLIM ETF Trust.

2.	The name of the New York Life Investments Active ETF Trust will change to NYLIM Active ETF Trust.

3.	The names of all of the Funds in each Trust will change as follows:

Current Fund Name	New Fund Name
NYLI Hedge Multi-Strategy Tracker ETF	NYLIM Hedge Multi-Strategy Tracker ETF
NYLI Merger Arbitrage ETF	NYLIM Merger Arbitrage ETF
NYLI Candriam International Equity ETF	NYLIM Candriam International Equity ETF
NYLI Candriam U.S. Mid Cap Equity ETF	NYLIM Candriam U.S. Mid Cap Equity ETF
NYLI Candriam U.S. Large Cap Equity ETF	NYLIM Candriam U.S. Large Cap Equity ETF
NYLI FTSE International Equity Currency Neutral ETF	NYLIM FTSE International Equity Currency Neutral ETF
NYLI U.S. Large Cap R&D Leaders ETF	NYLIM U.S. Large Cap R&D Leaders ETF
NYLI Global Equity R&D Leaders ETF	NYLIM Global Equity R&D Leaders ETF
NYLI MacKay Core Plus Bond ETF	NYLIM MacKay Core Plus Bond ETF
NYLI MacKay High Income ETF	NYLIM MacKay High Income ETF
NYLI MacKay Muni Insured ETF	NYLIM MacKay Muni Insured ETF
NYLI MacKay Muni Intermediate ETF	NYLIM MacKay Muni Intermediate ETF
NYLI MacKay California Muni Intermediate ETF	NYLIM MacKay California Muni Intermediate ETF
NYLI MacKay Securitized Income ETF	NYLIM MacKay Securitized Income ETF
NYLI CBRE Real Assets ETF	NYLIM CBRE Real Assets ETF
NYLI Winslow Large Cap Growth ETF	NYLIM Winslow Large Cap Growth ETF
NYLI Winslow Focused Large Cap Growth ETF	NYLIM Winslow Focused Large Cap Growth ETF
NYLI MacKay Muni Short Duration ETF	NYLIM MacKay Muni Short Duration ETF
NYLI MacKay Muni Allocation ETF	NYLIM MacKay Muni Allocation ETF
NYLI International Small-Mid Cap Equity ETF	NYLIM International Small-Mid Cap Equity ETF
NYLI Investment Grade CLO ETF	NYLIM Investment Grade CLO ETF

4.	The names of the indexes developed and maintained by New York Life Investment Management LLC will change as follows:

Current Index Name	New Index Name
NYLI Hedge Multi-Strategy Index	NYLIM Hedge Multi-Strategy Index
NYLI Merger Arbitrage Index	NYLIM Merger Arbitrage Index
NYLI Candriam International Equity Index	NYLIM Candriam International Equity Index
NYLI Candriam U.S. Mid Cap Equity Index	NYLIM Candriam U.S. Mid Cap Equity Index
NYLI Candriam U.S. Large Cap Equity Index	NYLIM Candriam U.S. Large Cap Equity Index
NYLI U.S. Large Cap R&D Leaders Index	NYLIM U.S. Large Cap R&D Leaders Index
NYLI Global Equity R&D Leaders Index	NYLIM Global Equity R&D Leaders Index

If you have any questions, please call (888) 474-7725 or visit nylim.com/etf.

Investors Should Retain This Supplement For Future Reference

REG-00116-05/26